Investments in Equity Method Investees Interest (Detail)	Mar. 31, 2009 Tachyon Technology Private Limited	Oct. 08, 2012 Imere Technology Private Limited	Dec. 19, 2011 Eterno Infotech Private Limited	Mar. 31, 2010 Bigslick Infotech Private Limited
Schedule of Equity Method Investments [Line Items]
Percent of ownership of equity shares	26.00%	44.00%	43.00%	37.00%